Asset Retirement Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Asset Retirement Obligations Reconciliation

The following presents a reconciliation of the asset retirement obligations (in thousands):

Asset retirement obligations at December 31, 2011	$71,142
Liabilities added from acquisitions	34,096
Liabilities added from drilling	574
Current year accretion expense	3,373
Settlements	(1,506)
Revision of estimates	942

Asset retirement obligations at June 30, 2012	$108,621

The following presents a reconciliation of the Company’s asset retirement obligations:

	December 31,
	2011	2010
	(in thousands)
Asset retirement obligations at beginning of year	$42,945	$33,135
Liabilities added from acquisitions	19,853	6,976
Liabilities added from drilling	1,277	309
Current year accretion expense	4,140	2,694
Settlements	(2,218)	(169)
Revision of estimates	5,145	—

Asset retirement obligations at end of year	$71,142	$42,945